PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2018	2019
	(RMB in thousands)
Deposits to Institutional Funding Partners (i)	207,429	495,488
Receivables from third-party payment service providers (ii)	225,449	355,159
Guarantee derivative assets at fair value (Note 8)	—	280,998
Prepayment to inventory suppliers	61,064	54,486
Prepaid input value-added tax	19,750	54,436
Staff advances	19,731	21,219
Receivables from Pre-IPO Series C-1 preferred shareholders	347,238	—
Rental deposits and other current assets	43,166	63,138
Total prepaid expenses and other current assets	923,827	1,324,924
(i)	The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers' defaults.
(ii)	The Group opened accounts with third-party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Individual Investors or Institutional Funding Partners. The balance of receivables from third-party payment service providers represents amounts temporarily held in these accounts.